Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 55,896	$ 2,122	$ 89,557
Prepaid expenses	68,026	18,750	6,527
Prepaid income taxes		2,673
Total Current Assets	123,922	23,545	96,084
Cash held in Trust Account	31,043,986
Marketable securities held in Trust Account		117,285,210	128,396,771
Total Assets	31,167,908	117,308,755	128,492,855
Current liabilities
Accounts payable and accrued expenses	1,604,508	532,744	309,265
Income taxes payable	3,780		284,958
Total Current Liabilities	1,608,288	532,744	594,223
Convertible promissory notes – related party	4,744,958	3,017,650
Deferred tax liability		2,014
Deferred underwriting fees	4,375,000	4,375,000	4,375,000
Deferred legal fee payable	72,500	72,500	72,500
Total Liabilities	10,800,746	7,999,908	5,041,723
Commitments
Common stock subject to possible redemption	15,367,151	104,308,846	118,451,128
Stockholders’ Equity
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	4,687,827	3,100,343	3,920,735
Retained earnings	311,726	1,899,223	1,078,863
Total Stockholders’ Equity	5,000,011	5,000,001	5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	31,167,908	117,308,755	128,492,855
Class A Common Stock
Stockholders’ Equity
Common stock value	145	122	93
Total Stockholders’ Equity	145	122	93
Class F Common Stock
Stockholders’ Equity
Common stock value	313	313	313
Total Stockholders’ Equity	$ 313	$ 313	$ 313